Income tax expense and other taxes - Reconciliation of Deferred Tax Assets Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Beginning balance	$ 8,695	$ 6,136
Tax income during the period recognized in profit or loss	(53)	2,492
Tax income during the period recognized in other comprehensive income	(818)	441
Exchange differences	3,490	(374)
Ending balance	$ 11,314	$ 8,695